10010459

NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

1-34624

<u>*By Electronic Delivery to: filer-support@sec.gov*</u>

February 5, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on February 5, 2010, The Nasdaq Stock Market (the "Exchange") received from Umpqua Holdings Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A/A 12(b) for the registration of the following securities:

Depositary Shares each of which represents a 1/100th interest in a share of a series of preferred stock designated as the Series B Common Stock Equivalent, No Par Value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery